REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATED INFORMATION OF REVENUE

Disaggregated information of revenue by major sources is as follows:

	For the years ended March 31,
	2026	2025	2024

Recognized at a point in time –
Sale of environmentally-friendly construction bricks – related party	$2,244,485	$4,473,319	$1,980,405
Sale of environmentally-friendly construction bricks – third parties	1,222,390	12,829	7,775
Sub-total	3,466,875	4,486,148	1,988,180

Recognized overtime –
Rental income of subleases of factories and office – related parties	525,705	523,406	455,779
Rental income of subleases of factories and office – third parties	376,605	281,741	327,615
Subtotal	902,310	805,147	783,394

Total	$4,369,185	$5,291,295	$2,771,574